Consolidated statement of changes in equity - GBP (£) £ in Millions		Total		Total equity excluding non-controlling interests		Called up share capital and share premium		Other equity instruments		Other reserves [2]	Retained earnings		Non-controlling interests
Beginning balance, equity at Dec. 31, 2018		£ 63,779		£ 62,556		£ 4,311	[1]	£ 9,632	[1]	£ 5,153	£ 43,460		£ 1,223
Profit after tax		3,354		3,274				813	[1]	0	2,461		80
Currency translation movements		(544)	[3]	(544)						(544)
Fair value through other comprehensive income reserve		71		71						71
Cash flow hedges		342		342						342
Retirement benefit remeasurements		(194)		(194)							(194)
Own credit reserve		(252)		(252)						(252)
Other		16		16							16
Total comprehensive income for the year		2,793		2,713				813	[1]	(383)	2,283		80
Issue of new ordinary shares		182		182		182	[1]
Employee share schemes and hedging thereof		579		579		101	[1]				478
Issue and redemption of other equity instruments		832		832				1,238	[1]		(406)
Other equity instruments coupons paid		(813)		(813)				(813)	[1]
Increase in treasury shares		(224)		(224)						(224)
Vesting of shares under employee share schemes		(190)		(190)						214	(404)
Dividends paid		(1,281)		(1,201)							(1,201)		(80)
Other reserve movements		3		(5)				1	[1]		(6)		8
Ending balance, equity at Dec. 31, 2019		65,660	[4]	64,429	[4]	4,594	[1]	10,871	[1]	4,760	44,204	[4]	1,231
Profit after tax		2,461	[4]	2,383	[4]			857	[1]		1,526	[4]	78
Currency translation movements		(473)	[3],[4]	(473)	[4]					(473)
Fair value through other comprehensive income reserve		192	[4]	192	[4]					192
Cash flow hedges		573	[4]	573	[4]					573
Retirement benefit remeasurements	[4]	(111)		(111)							(111)
Own credit reserve		(581)	[4]	(581)	[4]					(581)
Other	[4]	5		5							5
Total comprehensive income for the year		2,066	[4]	1,988	[4]			857	[1]	(289)	1,420	[4]	78
Employee share schemes and hedging thereof		346	[4]	346	[4]	43	[1]	0			303	[4]
Issue and redemption of other equity instruments		98	[4]	256	[4]			311	[1]		(55)	[4]	(158)
Other equity instruments coupons paid		(857)	[4]	(857)	[4]			(857)	[1]
Increase in treasury shares		(207)	[4]	(207)	[4]					(207)
Vesting of shares under employee share schemes		(150)	[4]	(150)	[4]					197	(347)	[4]
Dividends paid		(79)	[4]										(79)
Other reserve movements		5	[4]	(8)	[4]	0		(10)	[1]		2	[4]	13
Ending balance, equity at Dec. 31, 2020		66,882	[4]	65,797	[4]	4,637	[1]	11,172	[1]	4,461	45,527	[4]	1,085
Profit after tax		7,056	[4]	7,009	[4]			804	[1]		6,205	[4]	47
Currency translation movements		(131)	[3],[4],[5]	(131)	[4]					(131)
Fair value through other comprehensive income reserve		(288)	[4]	(288)	[4]					(288)
Cash flow hedges		(2,428)	[4]	(2,428)	[4]					(2,428)
Retirement benefit remeasurements		643	[4]	643	[4]					0	643	[4]
Own credit reserve		(14)	[4]	(14)	[4]					(14)
Other	[5]	0
Total comprehensive income for the year		4,838	[4],[5]	4,791	[4]			804	[1]	(2,861)	6,848	[4]	47
Employee share schemes and hedging thereof		295	[4]	295	[4]	60	[1]	0			235	[4]
Issue and redemption of other equity instruments		1,009	[4]	1,084	[4]			1,078	[1]		6	[4]	(75)
Other equity instruments coupons paid		(804)	[4]	(804)	[4]			(804)	[1]
Increase in treasury shares		(240)	[4]	(240)	[4]					(240)
Vesting of shares under employee share schemes		(169)	[4]	(169)	[4]					241	(410)	[4]
Dividends paid		(556)	[4]	(512)	[4]						(512)	[4]	(44)
Repurchase of shares		(1,200)	[4]	(1,200)	[4]	(161)	[1]	0		161	(1,200)	[4]
Other reserve movements		(14)	[4]	10	[4]	0		9	[1]	8	(7)	[4]	(24)
Ending balance, equity at Dec. 31, 2021		£ 70,041	[6]	£ 69,052	[4]	£ 4,536	[1]	£ 12,259	[1]	£ 1,770	£ 50,487	[4]	£ 989

[1]	For further details refer to Note 28.
[2]	For further details refer to Note 29.
[3]	Includes £26m loss (2020: £17m gain; 2019: £15m loss) on recycling of currency translation differences to net profit.
[4]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[5]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details
[6]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.